S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 26, 2026 USD ($) $ / shares shares
Cohen & Company LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Columbus Circle2 Sponsor Corporation LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
Columbus Circle2 Sponsor Corporation LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares | shares	6,666,667
Columbus Circle2 Sponsor Corporation LLC [Member] | Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,650,000
Securities Issued or to be Issued, Shares | shares	7,666,667
Columbus Circle2 Sponsor Corporation LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Securities Issued or to be Issued, Shares | shares	265,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
CCM and Clear Street [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Securities Issued or to be Issued, Shares | shares	400,000